Property and equipment (Details) - CAD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Property and Equipment [Abstract]
Depreciation of related to property and equipment	$ 420,730	$ 153,151	$ 288,851